Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2020
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets
	As of March 31,	As of March 31,
	2020	2019
Prepayments to suppliers	$3,564,705	$5,940,447
Other current assets	699,425	116,769
Total	$4,264,130	$6,057,216